INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Held-to-Maturity Amortized Cost
Due in one year or less	$ 4,061
Due after one year through five years	536,660
Due after five years through ten years	185,538
Due after ten years	0
Amortized cost	726,259	$ 867,996
Held-to-Maturity Market Value
Due in one year or less	4,148
Due after one year through five years	540,266
Due after five years through ten years	187,537
Due after ten years	0
Held-to-Maturity Market Value	731,951	874,749
Available-for-Sale Amortized Cost
Due in one year or less	21,724
Due after one year through five years	748,300
Due after five years through ten years	393,652
Due after ten years	39,389
Amortized Cost	1,203,065	849,504
Available-for-Sale Market Value
Due in one year or less	21,652
Due after one year through five years	740,460
Due after five years through ten years	389,001
Due after ten years	39,529
Available-for-Sale Market Value	$ 1,190,642	$ 840,468